Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2015	Dec. 31, 2014
Japanese Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	1.10%	1.10%
Assumed rate of increase in future compensation levels	3.00%	3.00%
Foreign Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.00%	2.90%
Assumed rate of increase in future compensation levels	2.00%	2.00%